PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary of Principal Subsidiaries and Consolidated VIE (Details)	12 Months Ended
Dec. 31, 2022
Techfish Limited | Subsidiaries
PRINCIPAL ACTIVITIES AND ORGANIZATION
Equity interest/economic interest held	100.00%
Beijing Glorywolf Co., Ltd. | Subsidiaries
PRINCIPAL ACTIVITIES AND ORGANIZATION
Equity interest/economic interest held	100.00%
Beijing Huapin Borui Network Technology Co., Ltd. | Consolidated VIE
PRINCIPAL ACTIVITIES AND ORGANIZATION
Equity interest/economic interest held	100.00%